Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data in Thousands, unless otherwise specified	Total	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)
Beginning Balance at Sep. 26, 2009	$ 31,640	$ 8,210	$ 23,353	$ 77
Beginning Balance (in shares) at Sep. 26, 2009		899,806
Components of comprehensive income:
Net income	14,013	0	14,013	0
Change in foreign currency translation	7	0	0	7
Change in unrealized gains/losses on marketable securities, net of tax	123	0	0	123
Change in unrecognized gains/losses on derivative instruments, net of tax	(253)	0	0	(253)
Total comprehensive income	13,890
Share-based compensation	876	876	0	0
Common stock issued under stock plans, net of shares withheld for employee taxes (in shares)		16,164
Common stock issued under stock plans, net of shares withheld for employee taxes	506	703	(197)	0
Tax benefit from equity awards, including transfer pricing adjustments	879	879	0	0
Ending Balance at Sep. 25, 2010	47,791	10,668	37,169	(46)
Ending Balance (in shares) at Sep. 25, 2010		915,970
Components of comprehensive income:
Net income	25,922	0	25,922	0
Change in foreign currency translation	(12)	0	0	(12)
Change in unrealized gains/losses on marketable securities, net of tax	(41)	0	0	(41)
Change in unrecognized gains/losses on derivative instruments, net of tax	542	0	0	542
Total comprehensive income	26,411
Share-based compensation	1,168	1,168	0	0
Common stock issued under stock plans, net of shares withheld for employee taxes (in shares)		13,307
Common stock issued under stock plans, net of shares withheld for employee taxes	311	561	(250)	0
Tax benefit from equity awards, including transfer pricing adjustments	934	934	0	0
Ending Balance at Sep. 24, 2011	76,615	13,331	62,841	443
Ending Balance (in shares) at Sep. 24, 2011	929,277	929,277
Components of comprehensive income:
Net income	41,733	0	41,733	0
Change in foreign currency translation	(15)	0	0	(15)
Change in unrealized gains/losses on marketable securities, net of tax	601	0	0	601
Change in unrecognized gains/losses on derivative instruments, net of tax	(530)	0	0	(530)
Total comprehensive income	41,789
Dividends and dividend equivalent rights declared	(2,523)	0	(2,523)	0
Share-based compensation	1,740	1,740	0	0
Common stock issued under stock plans, net of shares withheld for employee taxes (in shares)		9,931
Common stock issued under stock plans, net of shares withheld for employee taxes	(562)	200	(762)	0
Tax benefit from equity awards, including transfer pricing adjustments	1,151	1,151	0	0
Ending Balance at Sep. 29, 2012	$ 118,210	$ 16,422	$ 101,289	$ 499
Ending Balance (in shares) at Sep. 29, 2012	939,208	939,208